Investments - Proceeds from Available-for-Sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 14.7
Proceeds from sales		$ 13.7	$ 60.9
Gross realized gains	0.1
Gross realized gains		0.1	5.2
Gross realized losses	$ (0.3)
Gross realized losses		$ 0.0	(0.5)
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	6 months
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains			5.2
Gross realized losses			$ (0.5)